Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Deferred tax effects resulting from Recapitalization				$ 11,285
Net operating loss carryforwards		1,297	688
Unrecognized benefits expected to reverse		891	945
Unrecognized tax benefit that affect effective tax rate		559
Effective tax rate from continuing operations	46.60%	38.90%	(14.80%)	(25.20%)
Stockholders' (Deficit) Equity [Member]
Income Taxes [Line Items]
Deferred tax effects resulting from Recapitalization				$ 11,285